Discontinued operations - Cash flows (Details) - Discontinued operations - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from Discontinued operations
Net cash from operating activities	€ 6	€ (7)	€ (33)
Net cash from investing activities	7	9	10
Net cash flow for the period	€ 13	€ 2	€ (23)